Consolidated Statement of Income (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Revenue and Other Interest Income [Abstract]
Interest and fees on finance receivables and loans									$ 4,539		$ 4,189		$ 3,882
Interest on loans held-for-sale									98		180		340
Interest on trading assets									10		8		1
Interest and dividends on available-for-sale investment securities									292		350		320
Interest-bearing cash									24		15		30
Operating leases									2,379		1,929		2,583
Total financing revenue and other interest income									7,342		6,671		7,156
Interest Expense [Abstract]
Interest on deposits									645		615		580
Interest on short-term borrowings									71		61		45
Interest on long-term debt									3,336		3,930		4,207
Total interest expense									4,052		4,606		4,832
Depreciation expense on operating lease assets									1,399		941		1,251
Net financing revenue (loss)	611	472	457	351	318	254	340	212	1,891		1,124		1,073
Other revenue [Abstract]
Servicing fees									409		525		522
Servicing asset valuation and hedge activities, net									(4)		(434)		(617)
Total servicing income, net									405		91		(95)
Insurance premiums and service revenue earned									1,055		1,153		1,342
Gain (loss) on mortgage and automotive loans, net									379		229		587
Gain (loss) on extinguishment of debt									(148)		(64)		(124)
Other gain (loss) on investments, net									146		258		501
Other income, net of losses									737		621		461
Total other revenue	480	775	714	605	591	550	611	536	2,574		2,288		2,672
Total net revenue (loss)	1,091	1,247	1,171	956	909	804	951	748	4,465		3,412		3,745
Provision for loan losses	93	105	33	98	(30)	55	57	79	329		161		361
Noninterest Expense [Abstract]
Compensation and benefits expense									1,106		993		1,087
Insurance losses and loss adjustment expenses									454		452		511
Other operating expenses									2,062		1,983		2,023
Total noninterest expense	951	845	971	855	921	745	920	842	3,622		3,428		3,621
Income (loss) from continuing operations before income tax expense	47	297	167	3	18	4	(26)	(173)	514		(177)		(237)
Income tax expense (benefit) from continuing operations	(887)	46	(16)	1	14	10	8	10	(856)		42		97
Net income (loss) from continuing operations	934	251	183	2	4	(6)	(34)	(183)	1,370		(219)		(334)
Income (loss) from discontinued operations, net of tax	466	133	(1,081)	308	(210)	(204)	147	329	(174)		62		1,363
Net income (loss)	1,400	384	(898)	310	(206)	(210)	113	146	1,196		(157)		1,029
Net income (loss) attributable to common shareholders [Abstract]
Net income (loss) from continuing operations	934	251	183	2	4	(6)	(34)	(183)	1,370		(219)		(334)
Preferred stock dividends - U.S. Department of Treasury									(535)		(534)		(963)
Preferred stock dividends									(267)		(260)		(282)
Impact of preferred stock amendment									0	[1]	32	[1]	(616)	[1]
Net income (loss) from continuing operations attributable to common shareholders									568		(981)		(2,195)
Income (loss) from discontinued operations, net of tax	466	133	(1,081)	308	(210)	(204)	147	329	(174)		62		1,363
Net income (loss) attributable to common shareholders									$ 394		$ (919)		$ (832)
Basic weighted-average common shares outstanding									1,330,970		1,330,970		800,597
Diluted weighted-average common shares outstanding									1,330,970	[2]	1,330,970	[2]	800,597	[2]
Earnings Per Share, Basic [Abstract]
Net income (loss) from continuing operations, Per Basic Share	$ 551	$ 38	$ (13)	$ (149)					$ 427		$ (738)		$ (2,742)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ (131)		$ 47		$ 1,703
Net (loss) income, Basic	$ 901	$ 137	$ (825)	$ 82					$ 296		$ (691)		$ (1,039)
Earnings Per Share, Diluted [Abstract]
Net income (loss) from continuing operations, Per Diluted Share	$ 455	$ 38	$ (13)	$ (149)					$ 427	[2]	$ (738)	[2]	$ (2,742)	[2]
Income (loss) from discontinued operations, net of tax									$ (131)	[2]	$ 47	[2]	$ 1,703	[2]
Net (loss) income, Diluted	$ 700	$ 137	$ (825)	$ 82					$ 296	[2]	$ (691)	[2]	$ (1,039)	[2]

[1]	Refer to Note 18 to the Consolidated Financial Statements for further detail.
[2]	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2011 and 2010, respectively, net income (loss) from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.